Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Notes to Financial Statements
Note 1. Organization and Basis of Presentation

Apex Resources Inc (the “Company”) is a for profit corporation established under the Corporation Laws of the State of Nevada on March 31, 2015.

The primary focus of Apex Resources Inc is providing very high quality stream room products at competitive prices. The Company is a newly created company and is subject to all risks inherent to the establishment of a start-up business enterprise. The Company’s operations are based in Lithuania, but use the U.S. dollar as its functional currency.

Our financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s fiscal year-end is June 30.

The Financial Statements and related disclosures as of December 31, 2017 are reviewed pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Unless the context otherwise requires, all references to “Apex”, “Apex Resources”, “we”, “us”, “our” or the “company” are to Apex Resources Inc.

Apex Resources Inc (the “Company”) is a for profit corporation established under the Corporation Laws of the State of Nevada on March 31, 2015.

The primary focus of Apex Resources Inc is providing very high quality stream room products at competitive prices. The Company is a newly created company and is subject to all risks inherent to the establishment of a start-up business enterprise. The Company’s operations are based in Lithuania, but use the U.S. dollar as its functional currency.

Our financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in U.S. dollars. The Company’s fiscal year-end is June 30.

The Financial Statements and related disclosures as of June 30, 2017 are audited pursuant to the rules and regulations of the United States Securities and Exchange Commission (“SEC”). Unless the context otherwise requires, all references to “Apex”, “Apex Resources”, “we”, “us”, “our” or the “company” are to Apex Resources Inc.